Total Capital and Net Income Per Common Unit - Additional Information - Series B and Series A Preferred Units (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 30, 2015	Apr. 30, 2013	Dec. 31, 2019
Series B Preferred Units
Class of Stock [Line Items]
Number of units issued	5,000,000.0
Preferred units dividend rate	8.50%
Aggregate redemption amount	$ 125.0
Net proceeds	$ 120.8
Redemption of preferred units (USD per unit)			$ 25.00
Series A Preferred Units
Class of Stock [Line Items]
Number of units issued		6,000,000.0
Preferred units dividend rate		7.25%
Aggregate redemption amount		$ 150.0
Net proceeds		$ 144.8
Redemption of preferred units (USD per unit)		$ 25.00